DESCRIPTION OF THE PLAN (Details) - EBP 010 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of the Plan [Line Items]
Requisite service period	6 months
Participant contribution, pre-tax contribution, percent of eligible compensation, minimum	1.00%
Participant contribution, pre-tax contribution, percent of eligible compensation, maximum	50.00%
Participant contribution, after-tax contribution, percent of eligible compensation, maximum	5.00%
Participant contribution, percent of eligible compensation, maximum	50.00%
Rollover contributions	$ 169,023	$ 315,025
Employer contribution, matching percentage	200.00%
Employer contribution, percentage of participant compensation matched	3.00%
Participant contribution, vesting percentage	100.00%
Employer contribution, annual vesting percentage	20.00%
Employer contribution, vesting percentage	100.00%
Employer contribution, vesting service period	5 years
Retirement age | year	60
Forfeited nonvested account, decrease from employer contribution	$ 84,000	120,000
Forfeited nonvested account	$ 137,296	$ 62,998
Participant and employer contribution, investment direction percentage	100.00%
After-tax contribution account withdrawal, percentage	100.00%
Rollover or Roth rollover account withdrawal, percentage	100.00%
Pre-tax contribution or designated roth contribution account withdrawal, percentage	100.00%
Vested matching contribution account withdrawal, percentage	100.00%
Involuntary cash-out limit	$ 1,000
Maximum borrowing amount	$ 50,000
Maximum borrowing, highest outstanding balance period	1 year
Maximum borrowing to total account, percentage	50.00%
General loan, maximum borrowing term	5 years
Primary residence, maximum borrowing term	15 years
Basis spread on variable rate	1.00%
Valero Common Stock [Member]
EBP, Description of the Plan [Line Items]
Participant and employer contribution, investment direction percentage	20.00%
Participant and employer contribution, investment, percent of aggregate value in Valero common stock, threshold	50.00%
Port Arthur Refinery [Member]
EBP, Description of the Plan [Line Items]
Employer contribution, matching percentage	100.00%
Port Arthur Refinery [Member] | Minimum [Member]
EBP, Description of the Plan [Line Items]
Employer contribution, percentage of participant compensation matched	3.00%
Port Arthur Refinery [Member] | Maximum [Member]
EBP, Description of the Plan [Line Items]
Employer contribution, percentage of participant compensation matched	6.00%